Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss	3 Months Ended		6 Months Ended
	Jun. 30, 2022 EUR (€) € / shares shares	Jun. 30, 2021 EUR (€) € / shares shares	Jun. 30, 2022 EUR (€) € / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 EUR (€) € / shares shares
Operating Expenses
Research and development expenses	€ (11,180,958)	€ (11,299,270)	€ (21,652,881)		€ (16,206,155)
General and administrative expenses	(4,346,965)	(2,697,839)	(8,734,408)		(5,720,177)
Total Operating Expenses	(15,527,923)	(13,997,109)	(30,387,289)		(21,926,332)
Other income	14,441,541	15,216	14,443,135		20,678
Other expenses	(279)	(279)	(844)		(844)
Operating Result	(1,086,661)	(13,982,172)	(15,944,999)		(21,906,498)
Finance income	82,401	35,622	110,362		58,584
Finance expenses	(7,945)	(3,050)	(32,531)		(6,734)
Foreign exchange result	1,563,580	(826,303)	2,291,513	$ 2,291,513	905,367
Other financial result	(86,000)	(5,000)	39,000		43,000
Income Taxes	0	0	0		0
Income (Loss) for the Period	€ 465,376	€ (14,780,903)	€ (13,536,654)		€ (20,906,280)
Share Information
Weighted average number of shares outstanding | shares	44,203,763	44,186,279	44,203,763	44,203,763	39,024,533
Income (Loss) per share (basic/diluted) | € / shares	€ 0.01	€ (0.33)	€ (0.31)		€ (0.54)
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign currency	€ 4,408,940	€ (1,427,302)	€ 5,718,815		€ 2,077,397
Total Comprehensive Income (Loss)	€ 4,874,316	€ (16,208,205)	€ (7,817,839)		€ (18,828,883)